Investment Risks - GammaRoad Market Navigation ETF	Dec. 23, 2025
Underlying ETF-Specific Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF-Specific Risks. The Fund attempts to invest all, or substantially all, of its assets in one or more of the following ETFs (or comparable ETFs): SPDR® Bloomberg 1-3 Month T-Bill ETF (BIL), the SPDR® S&P 500 ETF Trust (SPY), and the ProShares Ultra S&P500® ETF (SSO). As a result, when the Fund invests in such ETF(s), it is indirectly subject to the principal risks of investing in such ETF(s).

BIL Principal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
○	BIL Principal Risks: The principal risks of investing in the SPDR® Bloomberg 1-3 Month T-Bill ETF include Economic and Market Risk, Debt Securities Risk (including Income Risk), U.S. Government and U.S. Agency Obligations Risk, Index Strategy Risk, Passive Investment Risk, Tracking Error Risk, and ETF Risks.

SPY Principal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
○	SPY Principal Risks: The principal risks of investing in the SPDR® S&P 500 ETF Trust include Index Strategy Risk, Passive Investment Risk, Tracking Error Risk, Equity Market Risk, General Market Risk, and ETF Risks. In addition, as of the date of this Prospectus, SPY is subject to Information Technology Industry Risk.

SSO Principal Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
○	SSO Principal Risks: The principal risks of investing in the ProShares Ultra S&P500® ETF include Leverage Risk (leverage amplifies losses during S&P Index downturns, potentially leading to total investment loss), Holding Period Risk (performance over periods longer than a day may significantly differ from the targeted leveraged (2X) return that the ETF seeks on a daily basis (“Daily Target”)), Correlation Risk (Factors such as fees and derivatives usage may hinder SSO’s ability to achieve leveraged correlation with the S&P Index), Derivatives Risks (investing in derivatives for leverage exposes SSO and the Fund to greater risks, including counterparty and correlation risks), Counterparty Risk (if a counterparty fails to fulfill its contractual obligations, especially in instances where dramatic intraday moves in the S&P Index trigger immediate closure of swap agreements, SSO and the Fund may incur losses), Equity Market Risk, Money Market Instruments Risk (interest rates and changes in credit ratings can affect the value of money market instruments), Information Technology Industry Risk (Technology companies are susceptible to fierce competition, technological obsolescence, and regulatory and economic fluctuations), Non-Diversification Risk (SSO may invest in financial instruments with a single counterparty or a few counterparties, which may increase SSO’s volatility and increase the risk that SSO’s performance will decline based on the credit of a single counterparty), Index Strategy Risk, Passive Investment Risk, and ETF Risks.

Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Underlying ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying ETF Risks.
General [Member]
Prospectus [Line Items]
Risk [Text Block]
●	General. The Fund will incur higher and duplicative expenses because it invests in underlying ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the underlying ETFs. Additionally, Underlying ETFs are also subject to the “ETF Risks” described below.

Leveraged ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Leveraged ETFs. Investing in leveraged underlying ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Economic and Market Risk [Member]
Prospectus [Line Items]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Debt Securities Risk [Member]
Prospectus [Line Items]
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Debt Securities Risk. Debt securities are exposed to risks tied to market fluctuations, interest rate changes, and the ability of issuers to meet payments. If interest rates rise, securities may lose value, impacting liquidity and increasing market volatility. Conversely, in low-rate environments, yields may be low or even negative, leading to potential losses. Falling interest rates may accelerate repayment, leading to reinvestment at lower rates. Longer-duration securities are more sensitive to interest rate shifts. Debt securities may yield lower returns compared to equities or other investment options.

Index Strategy Risk [Member]
Prospectus [Line Items]
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Index Strategy Risk. The Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

Extended Holding of Leveraged ETF Risk [Member]
Prospectus [Line Items]
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Extended Holding of Leveraged ETF Risk. At the time of each rebalancing, the Index, and therefore the Fund, may allocate up to 25% of its portfolio (but may exceed this amount due to market appreciation between rebalances) to leveraged 2X ETFs, which are designed primarily for daily trading. Holding leveraged 2X ETFs for extended periods introduces unique risks. While the Index’s Signal is recalculated daily, the reset of the Signal’s level (0, 1, 2, or 3) may occur only after prolonged periods. This prolonged duration between resets amplifies the potential risks associated with leveraged investments. Unlike short-term trading, where the compounding effect of leverage is managed more frequently, extended holding periods can expose investors (here, the Fund) to heightened volatility and magnified losses. The longer the holding period, the greater the potential for divergence between expected and actual performance due to compounding effects and market fluctuations. Consequently, investors should carefully assess their risk tolerance and investment horizon when considering exposure to leveraged 2X ETFs within the Fund’s portfolio. The Fund seeks to mitigate this extended holding risk via the Adviser’s active monitoring during periods in which the Fund’s portfolio includes leveraged ETFs.

Models and Data Risk [Member]
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Models and Data Risk. The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.

Passive Investment Risk [Member]
Prospectus [Line Items]
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Passive Investment Risk. Except for the Adviser’s active monitoring during periods when the Signal is 3, the Fund is effectively passively managed. The Fund generally invests in the securities included in, or representative of, its Index regardless of its investment merit. During periods when the Signal is 0, 1, or 2, the Index (and therefore the Fund) holds defensive positions (i.e., investments BIL or Treasury bills). However, during such periods (Signal is 0, 1, or 2), the Fund will not take additional defensive positions in declining markets. As a result, if the Signal is 1 or 2, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Active Management Risk [Member]
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Active Management Risk. During periods when the Signal is 3, the Adviser will actively monitor the Fund’s leveraged ETF holdings. When the Fund is actively-managed, it may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk. While the Fund generally seeks to track the performance, before fees and expenses, of the Index, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. Further, during periods when the Signal is 3, the Adviser may intentionally cause the Fund’s holdings to deviate from tracking the Index when S&P 500 Index price declines by 5.25 percent or more from the prior day’s closing price.

Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
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Large-Capitalization Investing Risk. The Fund will generally have exposure to large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading. Although Shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the Exchange), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Newer Fund Risk [Member]
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Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will maintain an economically viable size.

U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities both directly and via Underlying ETFs. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.